                        SUPPLEMENT DATED MAY 1, 2018 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 20, 2018, the Asset Allocation Models under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Asset Allocation Models, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.


48928 SUPP 5/1/18

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         CURRENT THROUGH JULY 20, 2018

                                            PORTFOLIOS                 40/60 MODEL 60/40 MODEL 70/30 MODEL
----------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)\\
                              \\Portfolio -- Service Class 2                5%          7%          7%
                              ----------------------------------------------------------------------------
                              CTIVP/SM/ -- Loomis Sayles Growth Fund
                              -- Class 1 (formerly, Variable
                              Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                      3%          5%          6%
----------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund --
                              Class III Shares                              2%          3%          3%
                              ----------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio --
                              Service Class 2                               2%          3%          4%
----------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series
                              I shares                                      6%          9%         10%
                              ----------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA --
                              Service Shares                                7%         10%         12%
----------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio --
                              Service Class 2                               3%          5%          6%
----------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap
                              Fund(R)/ //VA -- Service Shares               2%          3%          3%
----------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service
                              Shares                                        2%          3%          4%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund
                              -- Series II shares                           3%          4%          5%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio --
                              Class B                                       2%          3%          4%
----------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources
                              Portfolio -- Class II Shares                  2%          3%          4%
----------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities
                              V.I.S. Fund -- Class 1 Shares                 1%          2%          2%
----------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                       40%         60%         70%
----------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government
                              Portfolio -- Administrative Class Shares      3%          2%          2%
----------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond
                              Portfolio -- Service Class 2                 20%         14%          9%
                              ----------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                  20%         14%         10%
----------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                   3%          2%          2%
----------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II                   6%          4%          3%
----------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio --
                              Administrative Class Shares                   4%          2%          2%
----------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund      4%          2%          2%
----------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                   60%         40%         30%
----------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 20, 2018

                                            PORTFOLIOS                 40/60 MODEL 60/40 MODEL 70/30 MODEL
----------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund
                              -- Class 1 (formerly, Variable
                              Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                      2%          3%          4%
                                                                       -----------------------------------
                              Fidelity VIP Contrafund(R)\\
                              \\Portfolio -- Service Class 2                2%          3%          4%
----------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund --
                              Class III Shares                              2%          3%          4%
                              ----------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio --
                              Service Class 2                               2%          3%          4%
----------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series
                              I shares                                      9%         13%         14%
                              ----------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA --
                              Service Shares                                9%         13%         14%
----------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio --
                              Service Class 2                               4%          5%          6%
----------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap
                              Fund(R)/ //VA -- Service Shares               1%          2%          2%
----------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service
                              Shares                                        1%          2%          2%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund
                              -- Series II shares                           2%          4%          5%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio --
                              Class B                                       2%          3%          4%
----------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources
                              Portfolio -- Class II Shares                  3%          4%          5%
----------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities
                              V.I.S. Fund -- Class 1 Shares                 1%          2%          2%
----------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                       40%         60%         70%
----------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government
                              Portfolio -- Administrative Class Shares      5%          3%          3%
----------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond
                              Portfolio -- Service Class 2                 15%         10%          7%
                              ----------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                  16%         11%          8%
----------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                   4%          3%          2%
----------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II                   8%          5%          4%
----------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio --
                              Administrative Class Shares                   4%          3%          2%
----------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund      8%          5%          4%
----------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                   60%         40%         30%
----------------------------------------------------------------------------------------------------------

                                      3